Unaudited Condensed Consolidated Statements of Operations ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2023 CNY (¥) ¥ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Revenue:
Workspace membership revenue (including services provided to a related party of RMB346 and RMB5 for six months ended June 30, 2022 and 2023)		¥ 70,793		$ 9,763	¥ 161,336
Marketing and branding service revenue (including services provided to a related party of RMB12,822 and RMB9,155 for six months ended June 30, 2022 and 2023)		154,917		21,364	98,164
Other service revenue (including services provided to related parties of RMB3,344 and RMB1,814 for six months ended June 30, 2022 and 2023)		44,392		6,122	37,827
Total revenue		270,102		37,249	297,327
Cost of revenue:
Workspace membership (including services provided by related parties of RMB419 and RMB154 for six months ended June 30, 2022 and 2023)		(78,640)		(10,845)	(180,925)
Marketing and branding service (including services provided by related parties of RMB4,269 and RMB46,385 for six months ended June 30, 2022 and 2023)		(151,527)		(20,897)	(97,184)
Other services		(41,708)		(5,752)	(30,277)
Total cost of revenue		(271,875)		(37,494)	(308,386)
Operating expenses:
Impairment loss on long-lived assets and long-term prepaid expenses		(25,825)		(3,561)	(97,740)
Impairment loss on goodwill					(43,011)
Sales and marketing expenses		(5,343)		(737)	(14,853)
General and administrative expenses		(38,132)		(5,259)	(75,327)
Change in fair value of warrant liability		11,346		1,565	(16,103)
Change in fair value of put option liability		222		31	201
Loss from operations		(59,505)		(8,206)	(257,892)
Interest expense, net		(95)		(14)	(5,515)
Subsidy income		6,629		914	2,644
Impairment loss on long-term investments		(13,821)		(1,906)
(Loss)/gain on disposal of subsidiaries		34,670		4,781	(4,498)
Other income/(expense), net		(18,963)		(2,615)	17,291
Loss before income taxes and loss from equity method investments		(51,085)		(7,046)	(247,970)
Provision for income taxes		(31)		(4)	(3,772)
Loss from equity method investment		(560)		(77)
Net loss		(51,676)		(7,127)	(251,742)
Less: Net loss attributable to noncontrolling interests		(13,257)		(1,828)	(22,473)
Net loss attributable to Ucommune International Ltd		¥ (38,419)		$ (5,299)	¥ (229,269)
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (7.21)	[1]	$ (0.99)	¥ (52.42)	[1]
Weighted average shares used in calculating net loss per share
Basic (in Shares)	[1]	5,326,589		5,326,589	4,373,728

[1]	During the six months ended June 30, 2022 and 2023, the Group has nil and 1,873,822 ordinary shares issuable upon the vest of restricted shares as potentially dilutive ordinary shares and are excluded from the calculation, as their effects would be anti-dilutive.